Eaton Vance Atlanta Capital SMID-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Atlanta Capital SMID-Cap Fund	Class A	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Atlanta Capital SMID-Cap Fund	Class A	Class C	Class I	Class R	Class R6
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	0.50%	none
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.03%
Total Annual Fund Operating Expenses	1.19%	1.94%	0.94%	1.44%	0.84%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Atlanta Capital SMID-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	931	1,192	1,935
Class C	297	609	1,047	2,264
Class I	96	300	520	1,155
Class R	147	456	787	1,724
Class R6	86	268	466	1,037

Expense Example, No Redemption - Eaton Vance Atlanta Capital SMID-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	931	1,192	1,935
Class C	197	609	1,047	2,264
Class I	96	300	520	1,155
Class R	147	456	787	1,724
Class R6	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small- to mid-cap stocks (the “80% Policy”). The portfolio managers generally consider small- to mid-cap companies to be those companies having market capitalizations within the range of companies comprising the Russell 2500TM Index. The Fund may also invest in larger companies, U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks) and publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange traded funds (“ETFs”), a type of pooled investment vehicle, in order to equitize cash positions or seek exposure to certain markets or market sectors.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share. Financial quality is measured by a company’s demonstrated ability to consistently grow earnings. Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions. The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions. The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments. The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Small-Cap Risk. Because the Fund normally invests primarily in stocks of small-cap companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments. Foreign investments can be adversely affected political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests. Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2017, the highest quarterly total return for Class A was 17.65% for the quarter ended June 30, 2009, and the lowest quarterly return was -19.71% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2017
Average Annual Total Returns - Eaton Vance Atlanta Capital SMID-Cap Fund	One Year	Five Years	Ten Years	Inception Date
Class A	17.27%	15.18%	11.76%
Class A | After Taxes on Distributions	16.27%	14.19%	11.20%
Class A | After Taxes on Distributions and Sales	10.57%	12.07%	9.70%
Class C	22.52%	15.69%	11.74%	Oct. 01, 2009
Class I	24.73%	16.84%	12.71%
Class R	24.12%	16.27%	12.20%	Aug. 03, 2009
Class R6	24.84%	16.92%	12.75%	Jul. 01, 2014
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	16.81%	14.32%	9.22%
Russell 2000TM Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.11%	8.70%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any other differences in expenses of the two classes. The Class R performance shown above for the period prior to August 3, 2009 (commencement of operations) is the performance of Class A shares at net asset value (but not adjusted for any other differences in expenses of the two classes). The Class R6 performance shown above for the period prior to July 1, 2014 (commencement of operations) is the performance of Class I shares without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the SMID-Cap Portfolio (the "Portfolio"), the Fund's master Portfolio.